Average Annual Total Returns (Vanguard Strategic Small-Cap Equity Fund Retail)	Vanguard Strategic Small-Cap Equity Fund Vanguard Strategic Small-Cap Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Strategic Small-Cap Equity Fund Vanguard Strategic Small-Cap Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Strategic Small-Cap Equity Fund Vanguard Strategic Small-Cap Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Small Cap 1750 Index Vanguard Strategic Small-Cap Equity Fund Vanguard Strategic Small-Cap Equity Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.09%	7.69%	7.17%	6.09%
Five Years	18.64%	17.89%	15.11%	16.74%
Since Inception	7.32%	6.82%	5.83%	8.07%